Capital Management	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Capital Management
25	Capital Management
The primary regulator over the Bank’s consolidated capital adequacy is the Office of the Superintendent of Financial Institutions, Canada (OSFI). The capital adequacy regulations in Canada are largely consistent with international standards set by the Basel Committee on Banking Supervision (BCBS). OSFI requires Canadian deposit-taking institutions to fully implement the Basel III reforms and achieve minimums of 7%, 8.5% and 10.5% for CET1, Tier 1 and Total Capital, respectively. OSFI has also designated the Bank as a domestic systemically important bank (D-SIB), increasing its minimum capital ratio requirements by 1% across all tiers of capital effective January 1, 2016, in line with the requirements for global systemically important banks.
In addition, OSFI expects D-SIBs to hold a Domestic Stability Buffer. In December 2022 OSFI announced that the DSB will increase to 3.0% of total risk-weighted assets (RWA), effective February 1, 2023, and has increased the DSB’s range from 0% to 4.0%. OSFI’s minimum regulatory capital ratio requirements, including the D-SIB 1.0% surcharge and its DSB are: 11.0%, 12.5% and 14.5% for CET1, Tier 1 and Total capital ratios, respectively. In addition, in June 2023 OSFI announced an additional 0.5% increase to its DSB, resulting in a DSB of 3.5% of total RWA, effective November 1, 2023.
In addition to risk-based capital requirements, the Basel III reforms introduced a simpler, non risk-based Leverage ratio requirement to act as a supplementary measure to its risk-based capital requirements. Institutions are expected to maintain an operating buffer above the 3.5% minimum, including the D-SIB surcharge of 0.5%, effective Q2 2023.
The Bank’s regulatory capital ratios were as follows:

As at October 31 ($ millions)	2023	2022
	Revised Basel III	Basel III
Capital (1)(2)
Common Equity Tier 1 capital	$57,041	$53,081
Net Tier 1 capital	65,223	61,262
Total regulatory capital	75,651	70,710
Total loss absorbing capacity (TLAC) (3)	134,504	126,565
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)(2)	$440,017	$462,448
Leverage exposures (4)	1,562,963	1,445,619
Regulatory ratios (1)(2)
Common Equity Tier 1 capital ratio	13.0%	11.5%
Tier 1 capital ratio	14.8%	13.2%
Total capital ratio	17.2%	15.3%
Total loss absorbing capacity ratio (3)	30.6%	27.4%
Leverage ratio (4)	4.2%	4.2%
Total loss absorbing capacity leverage ratio (3)	8.6%	8.8%

(1)	Regulatory ratios and amounts reported in 2023 are under Revised Basel III requirements and are not directly comparable to ratios and amounts reported in 2022.
(2)
2023 regulatory capital ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (February 2023). Prior year regulatory capital ratios were prepared in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2018).

(3)	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
(4)
2023 leverage ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023). Prior year leverage ratios were prepared in accordance with OSFI Guideline – Leverage Requirements (November 2018).

The Bank exceeded the OSFI regulatory minimum capital ratios as at October 31, 2023.